Insurance Receivables	12 Months Ended
Dec. 31, 2020
Disclosure of insurance risk [text block] [Abstract]
INSURANCE RECEIVABLES
4.	INSURANCE RECEIVABLES

	2020	2019
	USD ‘000	USD ‘000
Receivables from insurance companies and intermediaries	175,840	119,369
Less: Expected credit losses on insurance receivables	(9,235)	(6,394)
	166,605	112,975

The movement in the expected credit losses is as follows:

	2020	2019
	USD ‘000	USD ‘000
Opening balance	6,394	6,094
Provision for the year	2,861	629
Write-offs	(20)	(329)
Ending balance	9,235	6,394

Insurance receivables are non-interest bearing. The Group does not obtain collateral over insurance receivables.